Capitalized Software Development Costs, net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Capitalized Software Development Costs, net [Abstract]
Beginning balance	$ 639,416	$ 343,575	$ 343,575	$ 383,227
Additions	963,452		712,450	399,682
Amortization	(449,959)	$ (283,199)	$ (416,609)	$ (439,334)
Charge offs
Ending balance	$ 1,152,909		$ 639,416	$ 343,575